                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-11419
                                                               File No. 811-4997


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No.    18                                      /X/
                                    ----

                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.  18
                   ----
                       DELAWARE GROUP EQUITY FUNDS V, INC.
                   (formerly Delaware Group Value Fund, Inc.)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         1818 Market Street, Philadelphia, Pennsylvania               19103
--------------------------------------------------------------------------------
           (Address of Principal Executive Offices)                 (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            April 30, 1997
                                                                -------------

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

__X__ on April 30, 1997 pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a)(1)

_____ on (date) pursuant to paragraph (a)(1)

_____ 75 days after filing pursuant to paragraph (a)(2)

_____ on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
         for its most recent fiscal year was filed on January 28, 1997.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 18 to Registration File No. 33-11419 includes the following:


     1.     Facing Page

     2.     Contents Page

     3.     Cross-Reference Sheet

     4.     Part A - Prospectuses*

     5.     Part B - Statement of Additional Information*

     6.     Part C - Other Information*

     7.     Signatures


* This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Value Fund - Value Fund A Class, Value Fund B Class, Value Fund C Class and Value Fund Institutional Class and Retirement Income Fund - Retirement Income Fund A Class, Retirement Income Fund B Class, Retirement Income Fund C Class and Retirement Income Fund Institutional Class. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C. The Registrant's Value Fund A Class, B Class and C Class Prospectus and Value Fund Institutional Class Prospectus, and Retirement Income Fund A Class, B Class and C Class Prospectus and Retirement Income Fund Institutional Class Prospectus each dated January 29, 1997 are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on January 28, 1997. The Statement of Additional Information dated January 29, 1997 for Value Fund and Retirement Income Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on January 28, 1997.

                             CROSS-REFERENCE SHEET*
                                    PART A**

                                                                                                      Location in
Item No.       Description                                                                           Prospectuses
--------       -----------                                                                           ------------

                                                                                                      Value Fund
                                                                                              A Class/             Institutional
                                                                                              B Class/                 Class
                                                                                              C Class

     1         Cover Page..............................................................         Cover                  Cover
                                                                                                Page                   Page

     2         Synopsis................................................................       Synopsis;              Synopsis;
                                                                                             Summary of             Summary of
                                                                                              Expenses               Expenses

     3         Condensed Financial Information.........................................       Financial              Financial
                                                                                             Highlights             Highlights

     4         General Description of Registrant ......................................      Investment             Investment
                                                                                            Objective and            Objective
                                                                                           Policy; Shares;          and Policy;
                                                                                          Other Investment         Shares;Other
                                                                                          Policies and Risk         Investment
                                                                                           Considerations          Policies and
                                                                                                                       Risk
                                                                                                                  Considerations

     5         Management of the Fund .................................................     Management of           Management
                                                                                              the Fund              of the Fund

     6         Capital Stock and Other Securities .....................................     The Delaware             Dividends
                                                                                             Difference;                and
                                                                                            Dividends and         Distributions;
                                                                                        Distributions; Taxes;         Taxes;
                                                                                               Shares                 Shares

     7         Purchase of Securities Being Offered....................................      Cover Page;            Cover Page;
                                                                                         Classes of Shares;         Classes of
                                                                                         How to Buy Shares;        Shares;  How
                                                                                           Calculation of             to Buy
                                                                                           Offering Price             Shares;
                                                                                           and Net Asset            Calculation
                                                                                          Value Per Share;         of Net Asset
                                                                                            Management of            Value Per
                                                                                              the Fund                Share;
                                                                                                                    Management
                                                                                                                    of the Fund


                             CROSS-REFERENCE SHEET*
                                    PART A**
                                   (Continued)

                                                                                                     Location in
Item No.       Description                                                                           Prospectuses
--------       -----------                                                                           ------------

                                                                                                      Value Fund
                                                                                              A Class/             Institutional
                                                                                              B Class/                 Class
                                                                                               C Class


     8         Redemption or Repurchase................................................  Classes of Shares;         Classes of
                                                                                         How to Buy Shares;         Shares; How
                                                                                           Redemption and             to Buy
                                                                                              Exchange                Shares;
                                                                                                                    Redemption
                                                                                                                       and
                                                                                                                     Exchange

     9         Legal Proceedings.......................................................         None                   None



* This filing relates to Registrant's Value Fund A Class, Value Fund B Class, Value Fund C Class and Value Fund Institutional Class of Value Fund, and Retirement Income Fund A Class, Retirement Income Fund B Class, Retirement Income Fund C Class and Retirement Income Fund Institutional Class of Retirement Income Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

** The Registrant's Value Fund A Class, B Class and C Class Prospectus and Value Fund Institutional Class Prospectus, each dated January 29, 1997, are incorporated into this filing by reference to the electronic filing of these Prospectuses made pursuant to Rule 485(b) on January 28, 1997.

                             CROSS-REFERENCE SHEET*
                                    PART A**
                                   (Continued)


                                                                                                     Location in
Item No.       Description                                                                           Prospectuses
--------       -----------                                                                           ------------

                                                                                                  Retirement Income Fund
                                                                                              A Class/             Institutional
                                                                                              B Class/                 Class
                                                                                              C Class
     1         Cover Page..............................................................      Cover Page             Cover Page

     2         Synopsis................................................................       Synopsis;              Synopsis;
                                                                                             Summary of             Summary of
                                                                                              Expenses               Expenses

     3         Condensed Financial Information.........................................       Financial              Financial
                                                                                             Highlights             Highlights

     4         General Description of Registrant ......................................      Investment             Investment
                                                                                            Objective and            Objective
                                                                                           Policy; Shares;          and Policy;
                                                                                          Other Investment            Shares;
                                                                                            Policies and               Other
                                                                                         Risk Considerations        Investment
                                                                                                                   Policies and
                                                                                                                       Risk
                                                                                                                  Considerations

     5         Management of the Fund .................................................     Management of           Management
                                                                                              the Fund              of the Fund

     6         Capital Stock and Other Securities .....................................     The Delaware             Dividends
                                                                                             Difference;                and
                                                                                           Dividends and          Distributions;
                                                                                           Distributions;             Taxes;
                                                                                            Taxes; Shares             Shares




                             CROSS-REFERENCE SHEET*
                                    PART A**
                                   (Continued)

                                                                                                     Location in
Item No.       Description                                                                           Prospectuses
--------       -----------                                                                           ------------

                                                                                                  Retirement Income Fund
                                                                                              A Class/             Institutional
                                                                                              B Class/                 Class
                                                                                              C Class
     7         Purchase of Securities Being Offered....................................         Cover Page;         Cover Page;
                                                                                            How to Buy Shares;      How to Buy
                                                                                              Calculation of         Shares;
                                                                                              Offering Price        Calculation
                                                                                               and Net Asset       of Net Asset
                                                                                             Value Per Share;        Value Per
                                                                                               Management of          Share;
                                                                                                 the Fund           Management
                                                                                                                    of the Fund

     8         Redemption or Repurchase................................................     How to Buy Shares;      How to Buy
                                                                                              Redemption and          Shares;
                                                                                                 Exchange           Redemption
                                                                                                                        and
                                                                                                                     Exchange

     9         Legal Proceedings.......................................................            None                None




* This filing relates to Registrant's Value Fund A Class, Value Fund B Class, Value Fund C Class and Value Fund Institutional Class of Value Fund, and Retirement Income Fund A Class, Retirement Income Fund B Class, Retirement Income Fund C Class and Retirement Income Fund Institutional Class of Retirement Income Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

** The Registrant's Retirement Income Fund A Class, B Class and C Class Prospectus dated January 29, 1997 and Retirement Income Fund Institutional Class Prospectus dated January 29, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on January 28, 1997.

                              CROSS REFERENCE SHEET

                                     PART B*

                                                                                                 Location in Statement
Item No.       Description                                                                     of Additional Information
--------       -----------                                                                     -------------------------

    10         Cover Page..............................................................               Cover Page

    11         Table of Contents.......................................................            Table of Contents

    12         General Information and History.........................................           General Information

    13         Investment Objectives and Policies......................................         Investment Policies and
                                                                                                  Portfolio Techniques

    14         Management of the Registrant............................................         Officers and Directors

    15         Control Persons and Principal Holders of
                 Securities............................................................         Officers and Directors

    16         Investment Advisory and Other Services..................................         Plans Under Rule 12b-1
                                                                                              for the Fund Classes (under
                                                                                                 Purchasing Shares);
                                                                                                 Investment Management
                                                                                                 Agreements; Officers
                                                                                                and Directors; General
                                                                                                Information; Financial
                                                                                                      Statements

    17         Brokerage Allocation....................................................          Trading Practices and
                                                                                                       Brokerage

    18         Capital Stock and Other Securities......................................           Capitalization and
                                                                                                 Noncumulative Voting
                                                                                              (under General Information)

    19         Purchase, Redemption and Pricing of Securities
                 Being Offered.........................................................     Purchasing Shares; Determining
                                                                                             Offering Price and Net Asset
                                                                                                 Value; Redemption and
                                                                                            Repurchase; Exchange Privilege

    20         Tax Status..............................................................           Accounting and Tax
                                                                                                 Issues; Distributions
                                                                                                       and Taxes

    21         Underwriters ...........................................................            Purchasing Shares

    22         Calculation of Performance Data.........................................         Performance Information

    23         Financial Statements....................................................          Financial Statements


* The Statement of Additional Information dated January 29, 1997 for Value Fund and Retirement Income Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on January 28, 1997.

                              CROSS REFERENCE SHEET

                                     PART C

                                                                                                       Location in
Item No.       Description                                                                               Part C
--------       -----------                                                                               ------

    24         Financial Statements and Exhibits.......................................                  Item 24

    25         Persons Controlled by or under Common
                 Control with Registrant...............................................                  Item 25

    26         Number of Holders of Securities.........................................                  Item 26

    27         Indemnification.........................................................                  Item 27

    28         Business and Other Connections of Investment Adviser....................                  Item 28

    29         Principal Underwriters..................................................                  Item 29

    30         Location of Accounts and Records........................................                  Item 30

    31         Management Services.....................................................                  Item 31

    32         Undertakings............................................................                  Item 32



The Registrant's Value Fund A Class, B Class and C Class Prospectus and Value Fund Institutional Class Prospectus and Retirement Income Fund A Class, B Class and C Class Prospectus and Retirement Income Fund Institutional Class Prospectus, each dated January 29, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on January 28, 1997. The Statement of Additional Information dated January 29, 1997 for Value Fund and Retirement Income Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on January 28, 1997.

                                 APRIL 30, 1997

                                   VALUE FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 29, 1996


         The following replaces information on page 1 of the Prospectus:

                  Representatives of Financial Institutions:
                  Nationwide 800-659-2265

         The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

         George H. Burwell, Vice President/Senior Portfolio Manager of Value Fund (the "Fund"), assumed primary responsibility for making day-to-day investment decisions for the Fund in March 1997. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

         In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork, Richard G. Unruh, Jr. and Andrea Giles. Mr. Stork, Chairman of Delaware Management Company, Inc. and Delaware Group Equity Funds V, Inc.'s ("Equity Funds V, Inc.") Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds V, Inc. in 1994. He is also a member of the Board of Delaware Management Company, Inc. and was named an Executive Vice President of the Manager in 1994. Andrea Giles, Research Analyst for the Fund, holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining the Delaware Group in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

                                 APRIL 30, 1997

                             RETIREMENT INCOME FUND
                             A CLASS/B CLASS/C CLASS

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 29, 1997

         The following replaces information on page 1 of the Prospectus.

                  REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
                  NATIONWIDE 800-659-2265

         The following supplements the section of the Prospectus entitled Financial Highlights:

FINANCIAL HIGHLIGHTS

         The following unaudited financial highlights for Retirement Income Fund are derived from the unaudited financial statements of Retirement Income Fund for the period December 2, 1996 (date of initial public offering) through March 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Equity Funds V, Inc.'s Statement of Additional Information


                                                            Retirement
                                                            Income Fund
                                                              A Class
                                                            -----------
                                                             Unaudited
                                                            12/2/96(1)
                                                              through
                                                              3/31/97
                                                            -----------

Net Asset Value, Beginning of Period......................   $8.5000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.....................................    0.0810
Net Gains (Losses) on Securities
    (both realized and unrealized)........................    0.8520
                                                              ------
       Total From Investment Operations...................    0.9330
                                                              ------

LESS DISTRIBUTIONS
Dividends from Net Investment Income......................   (0.0430)
Distributions from Capital Gains..........................     none
Returns of Capital........................................     none
                                                             -------
       Total Distributions................................   (0.0430)
                                                             -------
Net Asset Value, End of Period............................   $9.3900
                                                             =======

--------------------------

TOTAL RETURN..............................................     10.89%(2)(3)

--------------------------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted).................       $1
Ratio of Expenses to Average Daily Net Assets.............    1.05%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................    2.46%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................    4.30%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................    2.89%
Portfolio Turnover Rate...................................     188%
Average Commission Rate Paid..............................    $0.060

-------------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Does not reflect maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares.
(3) Total return reflects the expense limitations and waivers of 12b-1 Plan fees referenced under Summary of Expenses in the Prospectus.

      The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

      George H. Burwell, Vice President/Senior Portfolio Manager of the Fund, assumed primary responsibility for making day-to-day investment decisions for the Fund in March 1997. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

      In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork, Richard G. Unruh, Jr. and Andrea Giles. Mr. Stork, Chairman of Delaware Management Company, Inc. and Equity Funds V, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds V, Inc. in 1994. He is also a member of the Board of Delaware Management Company, Inc. and was named an Executive Vice President of the Manager in 1994. Andrea Giles, Research Analyst for Equity Funds V, Inc., holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining the Delaware Group in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

                                 APRIL 30, 1997

                                   VALUE FUND
                               INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 29, 1996


         The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

         George H. Burwell, Vice President/Senior Portfolio Manager of Value Fund (the "Fund"), assumed primary responsibility for making day-to-day investment decisions for the Fund in March 1997. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

      In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork, Richard G. Unruh, Jr. and Andrea Giles. Mr. Stork, Chairman of Delaware Management Company, Inc. and Delaware Group Equity Funds V, Inc.'s ("Equity Funds V, Inc.") Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds V, Inc. in 1994. He is also a member of the Board of Delaware Management Company, Inc. and was named an Executive Vice President of the Manager in 1994. Andrea Giles, Research Analyst for the Fund, holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining the Delaware Group in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

                                 APRIL 30, 1997

                             RETIREMENT INCOME FUND
                               INSTITUTIONAL CLASS

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 29, 1997

             The following supplements the section of the Prospectus entitled Financial Highlights:

FINANCIAL HIGHLIGHTS

             The following unaudited financial highlights for Retirement Income Fund are derived from the unaudited financial statements of Retirement Income Fund for the period December 2, 1996 (date of initial public offering) through March 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Equity Funds V, Inc.'s Statement of Additional Information.

                                                   Retirement Income
                                                         Fund
                                                     Institutional
                                                         Class
                                                    ----------------
                                                       Unaudited
                                                      12/2/96(1)
                                                        through
                                                       3/31/97
                                                    ----------------

Net Asset Value, Beginning of Period................     $8.5000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...............................      0.1568
Net Gains (Losses) on Securities
    (both realized and unrealized)..................      0.7662
                                                          ------
       Total From Investment Operations.............      0.9230
                                                          ------

LESS DISTRIBUTIONS
Dividends from Net Investment Income................     (0.0430)
Distributions from Capital Gains....................       none
Returns of Capital..................................       none
                                                         -------
       Total Distributions..........................     (0.0430)
                                                         -------
Net Asset Value, End of Period......................     $9.3800
                                                         =======

---------------------

TOTAL RETURN........................................       10.89%(2)

---------------------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)...........     $2,217
Ratio of Expenses to Average Daily Net Assets.......      0.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation.....................      2.16%
Ratio of Net Investment Income to Average
    Daily Net Assets................................      5.18%
Ratio of Net Investment Income to Average Daily
    Net Assets Prior to Expense Limitation..........      3.77%
Portfolio Turnover Rate.............................       188%
Average Commission Rate Paid........................     $0.060

-----------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus

      The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

      George H. Burwell, Vice President/Senior Portfolio Manager of the Fund, assumed primary responsibility for making day-to-day investment decisions for the Fund in March 1997. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

      In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork, Richard G. Unruh, Jr. and Andrea Giles. Mr. Stork, Chairman of Delaware Management Company, Inc. and Equity Funds V, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds V, Inc. in 1994. He is also a member of the Board of Delaware Management Company, Inc. and was named an Executive Vice President of the Manager in 1994. Andrea Giles, Research Analyst for Equity Funds V, Inc., holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining the Delaware Group in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

                                 APRIL 30, 1997
                       DELAWARE GROUP EQUITY FUNDS V, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 29, 1997

         The following supplements the information in the section of the Statement of Additional Information entitled Performance Information.

         The 30-day yield of Retirement Income Fund A Class and Retirement Income Fund Institutional Class as of March 31, 1997 was 4.92% and 5.17%, respectively.

         The performance of Class A Shares and Institutional Class shares of Retirement Income Fund (the "Fund"), as shown below, is the cumulative total return quotations through March 31, 1997.

                                    CUMULATIVE TOTAL RETURN(1)

                               Retirement        Retirement        Retirement
                               Income Fund       Income Fund      Income Fund
                                A Class(2)       A Class(2)       Institutional
                               (at Offer)         (at NAV)            Class

3 months ended 3/31/97            0.64%             5.63%             5.39%

Period 12/2/96(3)                 5.67%            10.89%            10.89%
through 3/31/97



(1) Delaware Management Company, Inc. has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund does not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, and extraordinary expenses and applicable 12b-1 expenses) through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Delaware Distributors, L.P. has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of Class A Shares of the Fund through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(3) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

        The following provides updated information in the section of the Statement of Additional Information entitled Officers and Directors.

        As of March 31, 1997, the officers and directors of Delaware Group Equity Funds V, Inc. ("Equity Funds V, Inc.") owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Value Fund. As of the same date, Equity Funds V, Inc.'s officers and directors owned less than 1% of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Retirement Income Fund.

        Management believes the following accounts held 5% or more of the outstanding shares of a Class as of March 31, 1997:


Class                           Name and Address of Account                   Share Amount           Percentage
-----                           ---------------------------                   ------------           ----------
Value Fund A Class         Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246                               711,583                8.10%

Value Fund B Class         Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246                                92,400               13.48%

Value Fund C Class         Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246                               115,440               54.07%

Value Fund                 Amalgamated Bank of New York
Institutional Class        Cust. TWU-NYC PVT Bus Lines Pension Fund
                           Amivest Corp. Discretionary Investment Manager
                           P.O. Box 370 Cooper Station
                           New York, NY  10276                                   121,819               27.96%

Value Fund                 RS DMC Employee Profit Sharing Plan
Institutional Class        Delaware Management Company
                           Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103                                76,592               17.58%





Class                           Name and Address of Account                   Share Amount           Percentage
-----                           ---------------------------                   ------------           ----------
Value Fund                 Amalgamated Bank of New York
Institutional Class        Cust. NYC Htl Trds Cncl and
                           Htl Assn PN FD
                           Amivest Corp.
                           Discretionary Investment Manager
                           P.O. Box 370 Cooper Station
                           New York, NY 10276                                   36,695                  8.42%

Value Fund                 Bank of New York
Institutional Class        Cust. Annuity Fund of Local One IATSE
                           Amivest Corp.
                           Discretionary Investment Manager
                           Attn:  William Biempca - Master/TR/Custody
                           One Wall Street - 7th Floor
                           New York, NY 10005                                   36,428                  8.36%

Value Fund                 Amalgamated Bank of New York
Institutional Class        Cust. Local 917 Pension Fund
                           Amivest Corp.
                           Discretionary Investment Manager
                           11-15 Union Square
                           New York, NY 10003                                   23,115                  5.31%

Retirement Income          Spencer J. Fleming
Fund A Class               65 Winding Way Road
                           Stratford, NJ 08084                                     105                 99.05%

Retirement Income          Chicago Trust Co.
Fund Institutional Class   FBO Lincoln National Corp.
                           Employee Retirement Plan
                           c/o Marshall & Ilsley Trust Co.
                           P.O. Box 2977
                           Milwaukee, WI 53201                                 236,431                 99.99%



         The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds V, Inc. and, in its capacity as such, audits the annual financial statements of Value Fund and Retirement Income Fund. Value Fund's Statement of Net Assets, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 1996 are included in Delaware Group Equity Funds V, Inc. - Value Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial information for the period December 2, 1996 (date of initial public offering) through March 31, 1997 for Retirement Income Fund follows.

      Delaware Group Equity Funds V, Inc. - Retirement Income Fund Statement of Net Assets
      March 31, 1997
      (Unaudited)

                                                                                                                     Market
                                                                                                     Number           Value
                                                                                                    of Shares        (U.S. $)
                                                                                                 --------------  ---------------
      COMMON STOCK - 57.43%
      Automobiles & Auto Parts - 2.83%
      Ford Motor                                                                 . . . . . . . . . . . . . 2,000  $       62,750
                                                                                                                 ---------------
                                                                                                                          62,750
                                                                                                                 ---------------

      Banking, Finance & Insurance - 6.39%
      Mellon Bank                                                                . . . . . . . . . . . . . 1,000          72,750
*     SunAmerica                                                                 . . . . . . . . . . . . . 1,750          69,125
                                                                                                                 ---------------
                                                                                                                         141,875
                                                                                                                 ---------------

      Chemicals - 3.34%
      duPont (E.I.) deNemours                                                    . . . . . . . . . . . . . . 700          74,200
                                                                                                                 ---------------
                                                                                                                          74,200
                                                                                                                 ---------------

      Energy - 3.14%
      USX-Marathon Group                                                         . . . . . . . . . . . . . 2,500          69,688
                                                                                                                 ---------------
                                                                                                                          69,688
                                                                                                                 ---------------

      Food, Beverage & Tobacco - 4.12%
      Philip Morris                                                              . . . . . . . . . . . . . . 800          91,300
                                                                                                                 ---------------
                                                                                                                          91,300
                                                                                                                 ---------------

      Miscellaneous - 3.71%
      Pitney Bowes                                                               . . . . . . . . . . . . . 1,400          82,250
                                                                                                                 ---------------
                                                                                                                          82,250
                                                                                                                 ---------------

      Real Estate - 33.90%
      Arden Realty Group                                                         . . . . . . . . . . . . . 2,000          54,500
      Brandywine Realty Trust                                                    . . . . . . . . . . . . . 2,000          40,500
      Crescent Real Estate Equities                                              . . . . . . . . . . . . . 3,000          80,250
      Excel Realty Trust                                                         . . . . . . . . . . . . . 1,800          45,450
      First Industrial Realty                                                    . . . . . . . . . . . . . 1,700          53,763
      Glenborough Realty Trust                                                   . . . . . . . . . . . . . 2,500          50,000
*     Golf Trust of America                                                      . . . . . . . . . . . . . 2,000          48,750
*     Kilroy Realty                                                              . . . . . . . . . . . . . 1,800          47,925
      Macerich                                                                   . . . . . . . . . . . . . 2,500          70,000
      Patriot American Hospitality                                               . . . . . . . . . . . . . 4,000          97,000
      Prentiss Properties Trust                                                  . . . . . . . . . . . . . 3,000          76,125
      Starwood Lodging Trust                                                     . . . . . . . . . . . . . 2,250          87,750
                                                                                                                 ---------------
                                                                                                                         752,013
                                                                                                                 ---------------
      Total Common Stock (cost$1,152,184)                                                                              1,274,076
                                                                                                                 ---------------

      CONVERTIBLE PREFERRED STOCKS - 2.77%
      Cable, Media & Publishing - 1.14%
**    Chancellor Radio Broadcast                                                 . . . . . . . . . . . . . . 250          25,188
                                                                                                                 ---------------
                                                                                                                          25,188
                                                                                                                 ---------------

      Real Estate - 1.63%
**    Insignia Financing conv pfd                                                . . . . . . . . . . . . . . 800          36,200
                                                                                                                 ---------------
                                                                                                                          36,200
                                                                                                                 ---------------
      Total Convertible Preferred Stocks (cost$68,348)                                                                    61,388
                                                                                                                 ---------------

                                                                                                Principal
                                                                                                 Amount
                                                                                              --------------
      CORPORATE BONDS - 34.76%


      Automobile & Auto Equipment - 4.55%
**    Key Plastics sr sub nts                                     10.250%     03/15/07 . . . . . . . . . 25,000           25,125
**    LDM Technologies sr sub nts                                 10.750%     01/15/07 . . . . . . . . . 25,000           25,375
**    Ryder Transportation sr sub nts                             10.000%     12/01/06 . . . . . . . . . 50,000           50,500
                                                                                                                 ---------------
                                                                                                                         101,000
                                                                                                                 ---------------

      Banking, Finance & Insurance - 2.46%
**    Imperial Credit Industry sr nts                              9.875%     01/15/07 . . . . . . . . . 25,000           24,813
      Olympic Financial Units                                     11.500%     03/15/07 . . . . . . . . . 30,000           29,700
                                                                                                                 ---------------
                                                                                                                          54,513
                                                                                                                 ---------------

      Building & Materials - 3.46%
**    Atrium Companies sr sub nts                                 10.500%     11/15/06 . . . . . . . . . 50,000           51,000
      Clark Materials Handling                                    10.750%     11/15/06 . . . . . . . . . 25,000           25,688
                                                                                                                 ---------------
                                                                                                                          76,688
                                                                                                                 ---------------

      Cable, Media & Publishing - 0.88%
      Hollinger International Publishing                           9.250%     03/15/07 . . . . . . . . . 20,000           19,600
                                                                                                                 ---------------
                                                                                                                          19,600
                                                                                                                 ---------------

      Consumer Products - 4.64%
      Rayovac sr sub nts series B                                 10.250%     11/01/06 . . . . . . . . . 50,000           51,625
**    William Carter sr sub nts                                   10.375%     12/01/06 . . . . . . . . . 50,000           51,375
                                                                                                                 ---------------
                                                                                                                         103,000
                                                                                                                 ---------------

      Electronics/Electrical Equipment  - 0.90%
**    Fairchild Semiconductor sr sub nts                          10.125%     03/15/07 . . . . . . . . . 20,000           20,050
                                                                                                                 ---------------
                                                                                                                          20,050
                                                                                                                 ---------------

      Food, Beverage & Tobacco - 1.16%
**    CFP Holdings sr nts                                         11.625%     01/15/04 . . . . . . . . . 25,000           25,688
                                                                                                                 ---------------
                                                                                                                          25,688
                                                                                                                 ---------------

      Industrial Machinery - 0.89%
**    Nortek sr nts                                                9.250%     03/15/07 . . . . . . . . . 20,000           19,700
                                                                                                                 ---------------
                                                                                                                          19,700
                                                                                                                 ---------------

      Leisure, Lodging & Entertainmt - 2.09%
      Trump Atlantic City Association Funding                     11.250%     05/01/06 . . . . . . . . . 50,000           46,375
                                                                                                                 ---------------
                                                                                                                          46,375
                                                                                                                 ---------------

      Miscellaneous - 6.86%
**    Dyncorp sr sub nts                                           9.500%     03/01/07 . . . . . . . . . 25,000           24,500
**    Hawk sr nts                                                 10.250%     12/01/03 . . . . . . . . . 50,000           50,813
**    Loomis Fargo & Co sr sub nts                                10.000%     01/15/04 . . . . . . . . . 25,000           25,531
**    Motors & Gears sr nts                                       10.750%     11/15/06 . . . . . . . . . 50,000           51,250
                                                                                                                 ---------------
                                                                                                                         152,094
                                                                                                                 ---------------

      Retail - 5.73%
      Fleming Companies sr nts                                    10.625%     12/15/01 . . . . . . . . . 50,000           50,250
**    Petro Stopping Centers sr nts                               10.500%     02/01/07 . . . . . . . . . 25,000           24,875
      Ralphs Grocery sr nts                                       10.450%     06/15/04 . . . . . . . . . 50,000           52,000
                                                                                                                 ---------------
                                                                                                                         127,125
                                                                                                                 ---------------

      Textiles/Apparel - 1.14%
**    GFSI sr sub nts                                              9.625%     03/01/07 . . . . . . . . . 25,000           25,188
                                                                                                                 ---------------
                                                                                                                          25,188
                                                                                                                 ---------------
      Total Corporate Bonds (cost$774,502)                                                                               771,021
                                                                                                                 ---------------

      Convertible Bonds - 2.33%
      Miscellaneous - 2.33%


      USA Waste Services sr nts                                    4.000%     02/01/02 . . . . . . . . . 50,000           51,750
                                                                                                                 ---------------
      Total Convertible Bonds (cost $50,000)                                                                              51,750
                                                                                                                 ---------------

      REPURCHASE AGREEMENTS - 4.28%
      With Chase Manhattan 5.90% 4/1/97 (dated 3/31/97,
        collateralized by $34,000 U.S. Treasury Notes
        5.125% due 2/28/98 market value $33,946)                                                         33,000           33,000
      With Prudential Securities 6.25% 4/1/97 (dated 3/31/97,
        collateralized by $32,000 U.S. Treasury Bills due
        9/25/97 market value $31,518)                                                                    31,000           31,000
      With PaineWebber 6.25% 4/1/97 (dated 3/31/97,
        collateralized by $25,000 U.S. Treasury Notes
        6.00% due 8/31/97 market value $25,445 and
        $6,000 U.S. Treasury Notes 7.75% due 11/30/99
        market value $6,064)                                                                             31,000           31,000
                                                                                                                 ---------------
      Total Repurchase Agreements (cost $95,000)                                                                          95,000
                                                                                                                 ---------------

      TOTAL MARKET VALUE OF SECURITIES - 101.57%
          (cost $2,140,034)                                                                                            2,253,235
      LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS  - (1.57%)                                                         (34,926)
                                                                                                                 ---------------
      NET ASSETS APPLICABLE TO 236,538 SHARES ($.01 PAR
           VALUE OUTSTANDING) - 100.00%                                                                           $    2,218,309
                                                                                                                 ===============

      NET ASSET VALUE - RETIREMENT INCOME FUND A CLASS
         ($995/106 shares)                                                                                        $         9.39
                                                                                                                 ===============
      NET ASSET VALUE - RETIREMENT INCOME FUND INSTITUTIONAL CLASS
         ($2,217,314/236,432 shares)                                                                              $         9.38
                                                                                                                 ===============

      COMPONENTS OF NET ASSETS AT  March 31, 1997:
      Common stock, $.01 par value,  200,000,000 shares
        authorized to the Fund with 100,000,000 shares allocated to Retirement
        Income Fund A Class, 25,000,000 shares allocated to Retirement Income
        Fund B Class, 25,000,000 shares allocated to Retirement Income Fund C
        Class and 50,000,000 shares allocated
        to Retirement Income Fund Institutional Class                                                                  2,011,135
      Accumulated undistributed:
        Net investment income                                                                                             26,901
        Net realized gain on investments                                                                                  67,072
        Net unrealized appreciation of investments                                                                       113,201
                                                                                                                 ---------------
      Total net assets                                                                                            $    2,218,309
                                                                                                                 ---------------

      ----------------------------
      * Non-income producing security for the period ended March 31, 1997
      ** These securities are exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997, these securities amounted to $557,171 or 25.12% of net assets.

      nts - notes
      sr - senior
      sub - subordinate
                                See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1997



INVESTMENT INCOME:
Interest                                             $ 25,753
Dividends                                              16,637      $ 42,390
                                                     --------
EXPENSES:
Management fees ($5,018)
   and directors' fees ($489)                           5,507
Custodian fees                                          3,914
Professional fees                                       2,582
Registration fees                                       1,396
Reports and statements to shareholders                  1,370
Dividend disbursing and transfer
   agent fees and expenses                                300
Accounting fees and salaries                              238
Taxes, other than taxes on income                         107
Other                                                      27
                                                      -------
                                                       15,441

Expenses absorbed by Delaware Management
   Company, Inc.                                       10,070         5,371
                                                      -------     ---------
NET INVESTMENT INCOME                                                37,019
                                                                  ---------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain from security transactions                         67,072
Net unrealized appreciation
   of investments
   during the period                                                113,201
                                                                  ---------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                   180,273
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $ 217,292
                                                                  =========





                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 12/2/96*
                                                                    to
                                                                  3/31/97
                                                                 ---------
OPERATIONS:
Net investment income                                            $ 37,019
Net realized gain from security
   transactions                                                    67,072
Net unrealized appreciation
   of investments during the period                               113,201
                                                                 --------
Net increase in net assets resulting
   from operations                                                217,292
                                                                 --------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Retirement Income Fund A Class                                       -
   Retirement Income Fund B Class                                       -
   Retirement Income Fund C Class                                       -
   Retirement Income Fund Institutional Class                     (10,118)
Net realized gain from security transactions:
   Retirement Income Fund A Class                                       -
   Retirement Income Fund B Class                                       -
   Retirement Income Fund C Class                                       -
   Retirement Income Fund Institutional Class                           -
                                                                 --------
                                                                  (10,118)
                                                                 --------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Retirement Income Fund A Class                                   1,009
   Retirement Income Fund B Class                                       -
   Retirement Income Fund C Class                                       -
   Retirement Income Fund Institutional Class                   2,000,008
Netasset value of shares issued upon
   reinvestment of dividends from net
   investment income and net realized
   gain from security transactions:
   Retirement Income Fund A Class                                       -
   Retirement Income Fund B Class                                       -
   Retirement Income Fund C Class                                       -
   Retirement Income Fund Institutional Class                      10,118
                                                                ---------
                                                                2,011,135
                                                                ---------

Cost of shares repurchased:
   Retirement Income Fund A Class                                       -
   Retirement Income Fund B Class                                       -
   Retirement Income Fund C Class                                       -
   Retirement Income Fund Institutional Class                           -
                                                                ---------
                                                                        -
                                                                ---------

Increase in net assets derived
   from capital share transactions                              2,011,135
                                                                ---------
NET INCREASE IN NET ASSETS                                      2,218,309

NET ASSETS:
Beginning of period                                                     -
                                                                ---------
End of period (including undistributed
   net investment income of $26,901)                           $2,218,309
                                                               ==========
------------------------------
*Date of initial public offering

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
FINANCIAL HIGHLIGHTS

                                                                             Retirement                  Retirement
                                                                            Income Fund                   Income Fund
                                                                              A Class                 Institutional Class
                                                                             ---------                -------------------
                                                                             12/2/96(1)                  12/2/96(1)
                                                                                to                           to
                                                                              3/31/97                      3/31/97
                                                                             ----------                  ----------
Net asset value, beginning of period                                          $8.5000                     $8.5000
Income from investment operations:
   Net investment income                                                       0.0810                      0.1568
   Net realized and unrealized gain
      from security transactions                                               0.8520                      0.7662
                                                                              -------                     -------
   Total from investment operations                                            0.9330                      0.9230
                                                                              -------                     -------
Less distributions:
   Dividends from net investment income                                       (0.0430)                    (0.0430)
   Distributions from net realized gain
      on security transactions                                                      -                           -
                                                                              -------                     -------
   Total distributions                                                        (0.0430)                    (0.0430)
                                                                              -------                     -------
Net asset value, end of period                                                $9.3900                     $9.3800
                                                                              =======                     =======


Total return (2)                                                                10.89%                      10.89%

Ratios/supplemental data:
   Net assets, end of period (000 omitted)                                         $1                      $2,217
   Ratio of expenses to average net assets                                       1.05%                       0.75%
   Ratio of expenses to average net assets
      prior to expense limitation                                                2.46%                       2.16%
   Ratio of net investment income to
      average net assets                                                         4.30%                       5.18%
   Ratio of net investment income to average
      net assets prior to expense limitation                                     2.89%                       3.77%
   Portfolio turnover                                                             188%                        188%
   Average commission rate paid                                                 $0.06                       $0.06

-------------------------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.

(2) Does not include current maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase.

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

Delaware Group Equity Funds V, Inc. - Retirement Income Fund is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Fund is organized as a Maryland corporation and offers four classes of shares.

The objective of the Fund is to seek to provide investors with high current income and an investment that has the potential for capital appreciation.

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service when such prices are believed by the Board of Directors to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes-The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements-The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting-Investment income, common expenses, and gain (loss) are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Certain fund expenses are paid directly by brokers. The amount of these expenses is less than 0.01% of the Fund's average net assets.

2.  INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the annual rate of 0.65% of the average daily net assets of the Fund.

DMC has elected voluntarily to waive its fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commission, extraordinary expenses and 12b-1 expenses exceed 0.75% of average net assets for each class through November 30, 1997. Total expenses absorbed by DMC for the period ended March 31, 1997 were $10,070.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and affiliate of DMC an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and the C Class. No distribution expenses are paid by the Institutional Class. DDLP has elected voluntarily to waive 12b-1 Plan fees through May 31, 1997.

The Fund has engaged Delaware Service Company, Inc. (DSC), and Delaware Investment & Retirement Services, Inc. (DIRSI), affiliates of DMC, to serve as dividend disbursing and transfer agents for the Fund. The Fund also engaged DSC to provide accounting services for the Fund. For the period ended March 31, 1997, the Fund expensed for dividend disbursing and transfer agent services and accounting services $538.

Certain officers of the Investment Manager are officers, directors, and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3.  INVESTMENTS
During the period ended March 31, 1997, the Fund made purchases of $3,292,509 and sales of $1,314,547 of investment securities other than U.S. government securities and temporary cash investments.

At March 31, 1997, the federal income tax cost basis of the Fund's investment were $2,140,034 and, accordingly, net unrealized appreciation for federal income tax purposes aggregated $113,201 of which $135,324 related to unrealized appreciation of securities and $22,123 related to unrealized depreciation of securities.

4.  CAPITAL STOCK
Transactions in capital stock shares of the fund were as follows:

                                                                       12/2/96*
                                                                          to
                                                                        3/31/97

Shares sold:
   Retirement Income Fund A Class                                           106
   Retirement Income Fund B Class                                             -
   Retirement Income Fund C Class                                             -
   Retirement Income Fund Institutional Class                           235,295

Shares issued upon reinvestment
   of dividends from net investment
   income and distributions of net realized
   gain from security transactions:
   Retirement Income Fund A Class                                             -
   Retirement Income Fund B Class                                             -
   Retirement Income Fund C Class                                             -
   Retirement Income Fund Institutional Class                             1,137
                                                                        -------
                                                                        236,538
                                                                        -------
Share repurchased:
   Retirement Income Fund A Class                                             -
   Retirement Income Fund B Class                                             -
   Retirement Income Fund C Class                                             -
   Retirement Income Fund Institutional Class                                 -
                                                                        -------
                                                                              -
                                                                        -------

Net Increase                                                            236,538
                                                                        =======
-------------------------
*Date of initial public offering.

5.    CONCENTRAION OF CREDIT RISK
The Fund invests in high-yield fixed income securities which carry rating of BBB or lower by Standard & Poors and Baa or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of risk than high rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities which include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities that are exempt from registration under rule 144A have been denoted in the Statement of Net Assets. Of these securities, none have been determined to be illiquid.

                                     PART C

                                Other Information

Item 24.       Financial Statements and Exhibits.

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

               *        Part B      -   Statement of Net Assets
                                        Statement of Assets and Liabilities
                                        Statement of Operations
                                        Statement of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Report

               * The financial statements and Accountant's Report listed above are incorporated by reference into Part B from the Registrant's Annual Report for Value Fund for the fiscal year ended November 30, 1996. In addition, unaudited financial statements for Retirement Income Fund for the period ended March 31, 1997 are included in Part B.

               (b)     Exhibits:

                     (1)        Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and supplemented through November 28, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 13 filed September 14, 1995 and Post-Effective Amendment No. 15 filed January 29, 1996.

                                (b)   Executed Article Fourth of Articles
                                      Supplementary (November 27, 1996)
                                      incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

                                (c) Executed Articles of Amendment (November 27, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

                     (2) By-Laws. By-Laws, as amended through September 14, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 13 filed September 14, 1995.

                     (3)        Voting Trust Agreement. Inapplicable.

PART C - Other Information
(Continued)


                     (4)        Copies of all Instruments Defining the Rights of
                                Holders.

                                (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                                         (i)  Article Second of Articles
                                              Supplementary (May 27, 1992 and
                                              September 6, 1994) and Article
                                              Fifth and Article Eighth of
                                              Articles of Incorporation (January
                                              16, 1987) incorporated into this
                                              filing by reference to
                                              Post-Effective Amendment No. 13
                                              filed September 14, 1995 and
                                              Article Third of Articles
                                              Supplementary (November 28, 1995)
                                              incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 15 filed January 29,
                                              1996.

                                         (ii) Executed Article Fourth of
                                              Articles Supplementary (November
                                              27, 1996) incorporated into this
                                              filing by reference to
                                              Post-Effective Amendment No. 17
                                              filed January 28, 1997.

                                (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 13 filed September 14, 1995.

                     (5)        Investment Management Agreement.

                                (a) Investment Management Agreement between Delaware Management Company, Inc. and the Registrant (April 3, 1995) on behalf of Value Fund incorporated into this filing by reference to
                                         Post-Effective Amendment No. 13 filed
                                         September 14, 1995.

                                (b)      Executed Investment Management
                                         Agreement (November 29, 1996) between
                                         Delaware Management Company, Inc. and
                                         the Registrant on behalf of Retirement
                                         Income Fund incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 17 filed January 28,
                                         1997.

                     (6)        (a) Distribution Agreement.

                                         (i)  Executed Distribution Agreement
                                              between Delaware Distributors,
                                              L.P. and the Registrant (April 3,
                                              1995) and Amendment No. 1 to
                                              Distribution Agreement (November
                                              29, 1995) incorporated into this
                                              filing by reference to
                                              Post-Effective Amendment No. 15
                                              filed January 29, 1996.

PART C - Other Information
(Continued)


                                         (ii) Executed Distribution Agreement
                                              (November 29, 1996) between
                                              Delaware Distributors, L.P. and
                                              the Registrant on behalf of
                                              Retirement Income Fund
                                              incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 17 filed January 28,
                                              1997.

                                (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

                                (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

                                (d)      Mutual Fund Agreement. Mutual Fund
                                         Agreement for the Delaware Group of
                                         Funds (as amended November 1995)
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 15 filed January 29, 1996.

                     (7)        Bonus, Profit Sharing, Pension Contracts.
                                Amended and Restated Profit Sharing Plan
                                (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed September 14, 1995 and Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

                     (8)        Custodian Agreement.

                                (a)      Executed Custodian Agreement (May 1,
                                         1996) between The Chase Manhattan Bank
                                         and the Registrant on behalf of Value
                                         Fund (Module) incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 16 filed September 13,
                                         1996.

                                         (i)  Executed Amendment to Custodian
                                              Agreement (November 29, 1996)
                                              between The Chase Manhattan Bank
                                              and the Registrant on behalf of
                                              Retirement Income Fund attached as
                                              Exhibit.

                                (b) Form of Securities Lending Agreement between The Chase Manhattan Bank and the Registrant on behalf of Value Fund incorporated into this filing by reference to Post-Effective Amendment No. 16 filed September 13, 1996.

PART C - Other Information
(Continued)


                                (c)      Form of Securities Lending Agreement
                                         (1996) between The Chase Manhattan Bank
                                         and the Registrant on behalf of
                                         Retirement Income Fund incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 17 filed
                                         January 28, 1997.

                     (9)        Other Material Contracts.

                                (a)      Executed Amended and Restated
                                         Shareholders Services Agreement
                                         (November 29, 1996) between Delaware
                                         Service Company, Inc. and the
                                         Registrant on behalf of Value Fund and
                                         Retirement Income Fund incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 17 filed
                                         January 28, 1997.

                                (b) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of Value Fund and Retirement Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

                                         (i)  Executed Amendment No. 4 (February
                                              24, 1997) to Delaware Group of
                                              Funds Fund Accounting Agreement
                                              attached as Exhibit.

                     (10) Opinion and Consent of Counsel. Filed with letter relating to Rule 24f-2 on January 28, 1997.

                     (11)       Consent of Auditors. Attached as Exhibit.

                     (12)       Inapplicable.

                     (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed June 17, 1987.

                     (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 9 filed January 29, 1993, Post-Effective Amendment No. 10 filed January 28, 1994 and Post-Effective Amendment No. 13 filed September 14, 1995.

                   **(15)       Plans under Rule 12b-1.

                                (a) Plan under Rule 12b-1 for Value Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.


**Relates to Value Fund's and Retirement Income Fund's retail classes of shares only.

PART C - Other Information
(Continued)


                                (b) Plan under Rule 12b-1 for Value Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

                                (c) Plan under Rule 12b-1 for Value Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

                                (d) Plan under Rule 12b-1 for Retirement Income Fund A Class (November 29, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

                                (e) Plan under Rule 12b-1 for Retirement Income Fund B Class (November 29, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

                                (f) Plan under Rule 12b-1 for Retirement Income Fund C Class (November 29, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

                     (16)       Schedules of Computation for each Performance
                                Quotation.

                                (a)      Incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 13 filed September 14, 1995,
                                         Post-Effective Amendment No. 15 filed
                                         January 29, 1996, Post-Effective
                                         Amendment No. 16 filed September 13,
                                         1996 and Post-Effective Amendment No.
                                         17 filed January 28, 1997.

                                (b)      Schedules of Computation for each
                                         Performance Quotation for periods not
                                         previously electronically filed
                                         attached as Exhibit.

                     (17)       Financial Data Schedules.

                                (a)      Incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 17 filed January 28, 1997.

                                (b) Financial Data Schedules for the period ended March 31, 1997 for Retirement Income Fund attached as Exhibit.

                     (18)       Plan under Rule 18f-3.

                                (a) Plan under Rule 18f-3 (as amended May 1, 1996) (Module) incorporated into this filing by reference to
                                         Post-Effective Amendment No. 16 filed
                                         September 13, 1996.

                                         (i)  Amended Appendix A (February 24,
                                              1997) to Plan under Rule 18f-3
                                              attached as Exhibit.

PART C - Other Information
(Continued)


                     (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 13 filed September 14, 1995.

Item 25.        Persons Controlled by or under Common Control with Registrant.
                None.

Item 26.        Number of Holders of Securities.

                             (1)                               (2)

                                                          Number of
                Title of Class                            Record Holders
                --------------                            --------------

                Delaware Group Equity Funds V, Inc.'s
                Value Fund:

                Value Fund A Class
                Common Stock Par Value                    13,596 Accounts as of
                $.01 Per Share                            March 31, 1997

                Value Fund B Class
                Common Stock Par Value                    1,341 Accounts as of
                $.01 Per Share                            March 31, 1997

                Value Fund C Class
                Common Stock Par Value                    216 Accounts as of
                $.01 Per Share                            March 31, 1997

                Value Fund Institutional Class
                Common Stock Par Value                    38 Accounts as of
                $.01 Per Share                            March 31, 1997

                Delaware Group Equity Funds V, Inc.'s
                Retirement Income Fund:

                Retirement Income Fund A Class
                Common Stock Par Value                    2 Account as of
                $.01 Per Share                            March 31, 1997

                Retirement Income Fund B Class
                Common Stock Par Value                    0 Accounts as of
                $.01 Per Share                            March 31, 1997

PART C - Other Information
(Continued)


                      (1)                                       (2)

                                                          Number of
                 Title of Class                           Record Holders
                 --------------                           --------------

                 Retirement Income Fund C Class
                 Common Stock Par Value                   0 Accounts as of
                 $.01 Per Share                           March 31, 1997

                 Retirement Income Fund
                 Institutional Class
                 Common Stock Par Value                   2 Accounts as of
                 $.01 Per Share                           March 31, 1997


Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed January 23, 1987 and
                Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 13 filed September 14, 1995.

Item 28.        Business and Other Connections of Investment Adviser.

                Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

PART  C - Other Information
(Continued)


                    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal           Positions and Offices with the Manager and its
Business Address*            Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------
Wayne A. Stork               Chairman of the Board, President, Chief Executive Officer, Chief Investment
                             Officer and Director of Delaware Management Company, Inc.; President, Chief
                             Executive Officer, Chairman of the Board and Director of the Registrant and
                             each of the other funds in the Delaware Group, Delaware Management Holdings,
                             Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings,
                             Inc., Delaware Distributors, Inc. and Delaware Capital Management, Inc.;
                             Chairman, Chief Executive Officer and Director of Delaware International
                             Advisers Ltd.; and Director of Delaware Service Company, Inc. and Delaware
                             Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.        Executive Vice President and Director of Delaware Management Company, Inc.;
                             Executive Vice President of the Registrant and each of the other funds in the
                             Delaware Group; Senior Vice President of Delaware Management Holdings, Inc.
                             and Delaware Capital Management, Inc; and Director of Delaware International
                             Advisers Ltd.

                             Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                             since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of
                             Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                             Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                             Drive, Reston, VA

Paul E. Suckow               Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                             Management Company, Inc., the Registrant and each of the other funds in the
                             Delaware Group; Executive Vice President/Chief Investment Officer and
                             Director of Founders Holdings, Inc.; Senior Vice President/Chief Investment
                             Officer, Fixed Income of Delaware Management Holdings, Inc.; Senior Vice
                             President of Delaware Capital Management, Inc.; and Director of Founders CBO
                             Corporation

                             Director, HYPPCO Finance Company Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)

Name and Principal           Positions and Offices with the Manager and its
Business Address*            Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------
David K. Downes              Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                             Delaware Management Company, Inc.; Executive Vice President, Chief
                             Operating Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware
                             Management Trust Company; Executive Vice President, Chief Operating Officer
                             and Chief Financial Officer of Delaware Management Holdings, Inc.; Executive
                             Vice President, Chief Operating Officer, Chief Financial Officer and Director of
                             DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.;
                             President, Chief Executive Officer, Chief Financial Officer and Director of
                             Delaware Service Company, Inc.; Executive Vice President, Chief Operating
                             Officer, Chief Financial Officer and Director of Delaware International Holdings
                             Ltd.; Executive Vice President, Chief Financial Officer and Chief Operating
                             Officer of Delaware Capital Management, Inc.; Chairman and Director of
                             Delaware Investment & Retirement Services, Inc.;  Director of Delaware
                             International Advisers Ltd.; and Senior Vice President, Chief Administrative
                             Officer and Chief Financial Officer of Delaware Distributors, L.P.

                             Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                             Place, Newtown Square, PA

George M.                    Senior Vice President, Secretary and Director of Delaware
Chamberlain, Jr.             Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware
                             Service Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc.
                             and Delaware Investment & Retirement Services, Inc.; Senior Vice President and
                             Secretary of the Registrant, each of the other funds in the Delaware Group,
                             Delaware Distributors, L.P. and Delaware Management Holdings, Inc.; Executive
                             Vice President, Secretary and Director of Delaware Management Trust Company;
                             Secretary and Director of Delaware International Holdings Ltd.; and Director of
                             Delaware International Advisers Ltd.














* Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal           Positions and Offices with the Manager and its
Business Address*            Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------
Richard J. Flannery          Managing Director/Corporate Tax & Affairs of Delaware Management
                             Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                             Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                             Delaware Management Trust Company, Founders CBO Corporation, Delaware
                             Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.;
                             Vice President of the Registrant and each of the other funds in the Delaware
                             Group; Managing Director/Corporate Tax & Affairs and Director of Founders
                             Holdings, Inc.; Managing Director and Director of Delaware International
                             Holdings Ltd.; and Director of Delaware International Advisers Ltd.

                             Director, HYPPCO Finance Company Ltd.

                             Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                             PA; Director and Member of Executive Committee of Stonewall Links, Inc. since
                             1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)         Vice President and Treasurer of Delaware Management Company, Inc., the
                             Registrant, each of the other funds in the Delaware Group, Delaware
                             Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.
                             and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO Corporation;
                             and Vice President and Manager of Investment Accounting of Delaware
                             International Holdings Ltd.

Eric E. Miller               Vice President and Assistant Secretary of Delaware Management Company, Inc.,
                             the Registrant, each of the other funds in the Delaware Group, Delaware
                             Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                             Distributors Inc., Delaware Service Company, Inc., Delaware Management Trust
                             Company, Founders Holdings, Inc., Delaware Capital Management, Inc. and
                             Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro          Vice President and Assistant Secretary of Delaware Management Company, Inc.,
                             the Registrant, each of the other funds in the Delaware Group, Delaware
                             Management Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors,
                             Inc., Delaware Service Company, Inc., DMH Corp., Delaware Management
                             Trust Company, Delaware Capital Management, Inc., Delaware Investment &
                             Retirement Services, Inc. and Founders Holdings, Inc.; Secretary of Founders
                             CBO Corporation; and Assistant Secretary of Delaware International Holdings
                             Ltd.

                             Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia,
                             PA


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal           Positions and Offices with the Manager and its
Business Address*            Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------
Joseph H. Hastings           Vice President/Corporate Controller of Delaware Management Company, Inc.,
                             the Registrant, each of the other funds in the Delaware Group, Delaware
                             Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                             Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                             Management, Inc., Founders Holdings, Inc. and Delaware International Holdings
                             Ltd.; Executive Vice President, Chief Financial Officer and Treasurer of
                             Delaware Management Trust Company; Chief Financial Officer and Treasurer of
                             Delaware Investment & Retirement Services, Inc.; and Assistant Treasurer of
                             Founders CBO Corporation

Richard Salus(2)             Vice President/Assistant Controller of Delaware Management Company,
                             Inc.

Bruce A. Ulmer               Vice President/Director of Internal Audit of Delaware Management Company,
                             Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                             Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                             Company; and Vice President/Internal Audit of Delaware Investment &
                             Retirement Services, Inc.

Steven T. Lampe(3)           Vice President/Taxation of Delaware Management Company, Inc., the
                             Registrant, each of the other funds in the Delaware Group, Delaware
                             Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                             Distributors, Inc., Delaware Service Company, Inc., Delaware Management
                             Trust Company, Founders Holdings, Inc., Founders CBO Corporation, Delaware
                             Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.

Lisa O. Brinkley             Vice President/Compliance of Delaware Management Company, Inc., the
                             Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                             Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                             Delaware Management Trust Company, Delaware Capital Management, Inc. and Delaware
                             Investment & Retirement Services, Inc.

Rosemary E. Milner           Vice President/Legal of Delaware Management Company, Inc., the Registrant,
                             each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                             Delaware Distributors, Inc.

Douglas L. Anderson          Vice President/Operations of Delaware Management Company, Inc., Delaware
                             Investment and Retirement Services, Inc. and Delaware Service Company, Inc.;
                             and Vice President/Operations and Director of Delaware Management Trust
                             Company


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal           Positions and Offices with the Manager and its
Business Address*            Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------
Michael T. Taggart           Vice President/Facilities Management and Administrative Services of Delaware
                             Management Company, Inc.

Gerald T. Nichols            Vice President/Senior Portfolio Manager of Delaware Management
                             Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders
                             Holdings, Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO
                             Corporation

Gary A. Reed                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                             Inc., each of the tax-exempt funds and the fixed income funds in the Delaware
                             Group and Delaware Capital Management, Inc.

Paul A. Matlack              Vice President/Senior Portfolio Manager of Delaware Management
                             Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                             Inc.; and President and Director of Founders CBO Corporation.

Patrick P. Coyne             Vice President/Senior Portfolio Manager of Delaware Management Company,
                             Inc., each of the tax-exempt funds and the fixed income funds in the Delaware
                             Group and Delaware Capital Management, Inc.

Roger A. Early               Vice President/Senior Portfolio Manager of Delaware Management Company,
                             Inc., each of the tax-exempt funds and the fixed income funds in the Delaware
                             Group

Mitchell L. Conery(4)        Vice President/Senior Portfolio Manager of Delaware Management
                             Company, Inc. and each of the tax-exempt and fixed income funds in the
                             Delaware Group

George H. Burwell            Vice President/Senior Portfolio Manager of Delaware Management Company,
                             Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields               Vice President/Senior Portfolio Manager of Delaware Management Company,
                             Inc., the Registrant, each of the equity funds in the Delaware Group and Delaware
                             Capital Management, Inc.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal           Positions and Offices with the Manager and its
Business Address*            Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------
Gerald S. Frey(5)            Vice President/Senior Portfolio Manager of Delaware Management Company,
                             Inc., the Registrant and each of the equity funds in the Delaware Group

(1) VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
(2)  SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(3)  TAX MANAGER, Price Waterhouse prior to October 1995.
(4)  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(5)  SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

Item 29.       Principal Underwriters.

                (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
---------------------------                         -----------------------                     ----------------------
Delaware Distributors, Inc.                         General Partner                             None

Delaware Management
Company, Inc.                                       Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                                    Limited Partner                             None

Bruce D. Barton                                     President and CEO                           None

David K. Downes                                     Senior Vice President,                      Executive Vice
                                                    Chief Administrative Officer                President/Chief
                                                    and Chief Financial Officer                 Operating Officer/
                                                                                                Chief Financial Officer

George M. Chamberlain, Jr.                          Senior Vice President/                      Senior Vice President/
                                                    Secretary                                   Secretary

Thomas Sawyer                                       Senior Vice President/                      None
                                                    Western Sales Division

*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
---------------------------                         -----------------------                     ----------------------
William F. Hostler                                  Senior Vice President/                      None
                                                    Marketing Services

Dana B. Hall                                        Senior Vice President/                      None
                                                    Key Accounts

J. Chris Meyer                                      Senior Vice President/                      None
                                                    Product Development

Stephen H. Slack                                    Senior Vice President/Wholesaler            None

Richard J. Flannery                                 Managing Director/Corporate                 Vice President
                                                    & Tax Affairs

Eric E. Miller                                      Vice President/                             Vice President/
                                                    Assistant Secretary                         Assistant Secretary

Richelle S. Maestro                                 Vice President/                             Vice President/
                                                    Assistant Secretary                         Assistant Secretary

Michael P. Bishof                                   Vice President/Treasurer                    Vice President/Treasurer

Steven T. Lampe                                     Vice President/Taxation                     Vice President/Taxation

Joseph H. Hastings                                  Vice President/                             Vice President/
                                                    Corporate Controller                        Corporate Controller

Lisa O. Brinkley                                    Vice President/                             Vice President/
                                                    Compliance                                  Compliance

Rosemary E. Milner                                  Vice President/Legal                        Vice President/Legal

Daniel H. Carlson                                   Vice President/Marketing                    None

Diane M. Anderson                                   Vice President/                             None
                                                    Retirement Services

Denise F. Guerriere                                 Vice President/Client Services              None

Julia R. Vander Els                                 Vice President/                             None
                                                    Client Services


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
---------------------------                         -----------------------                     ----------------------
Jerome J. Alrutz                                    Vice President/                             None
                                                    Client Services

Joanne A. Mettenheimer                              Vice President/                             None
                                                    National Accounts

Gregory J. McMillan                                 Vice President/                             None
                                                    National Accounts

Christopher H. Price                                Vice President/Annuity                      None
                                                    Marketing & Administration

Stephen J. DeAngelis                                Vice President/Product                      None
                                                    Development

Thomas P. Kennett                                   Vice President/ Wholesaler                  None

Susan T. Friestedt                                  Vice President/Customer                     None
                                                    Service

Dinah J. Huntoon                                    Vice President/Product                      None
                                                    Management

Soohee Lee                                          Vice President/Fixed Income                 None
                                                    Product Management

Ellen M. Krott                                      Vice President/Communications               None

Holly W. Reimel                                     Vice President/Telemarketing                None

Terrence L. Bussard                                 Vice President/Wholesaler                   None

William S. Carroll                                  Vice President/Wholesaler                   None

William L. Castetter                                Vice President/Wholesaler                   None

Thomas J. Chadie                                    Vice President/Wholesaler                   None

Thomas C. Gallagher                                 Vice President/Wholesaler                   None

Douglas R. Glennon                                  Vice President/Wholesaler                   None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
---------------------------                         -----------------------                     ----------------------
Christopher L. Johnston                             Vice President/Wholesaler                   None

William M. Kimbrough                                Vice President/Wholesaler                   None

Mac McAuliffe                                       Vice President/Wholesaler                   None

Patrick L. Murphy                                   Vice President/Wholesaler                   None

Henry W. Orvin                                      Vice President/Wholesaler                   None

Philip G. Rickards                                  Vice President/Wholesaler                   None

Laura E. Roman                                      Vice President/Wholesaler                   None

Michael W. Rose                                     Vice President/Wholesaler                   None

Thomas E. Sawyer                                    Vice President/Wholesaler                   None

Linda Schulz                                        Vice President/Wholesaler                   None

Edward B. Sheridan                                  Vice President/Wholesaler                   None

Robert E. Stansbury                                 Vice President/Wholesaler                   None

Larry D. Stone                                      Vice President/Wholesaler                   None

John A. Wells                                       Vice President/Marketing                    None
                                                    Technology

          (c)  Not Applicable.

Item 30.       Location of Accounts and Records.

                All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Item 31.       Management Services.  None.

Item 32.       Undertakings.

               (a)  Not Applicable.

               (b)  Not Applicable.

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of April 1997.

                                 DELAWARE GROUP EQUITY FUNDS V, INC.
                                 (formerly, Delaware Group Value Fund, Inc.)

                                          By/s/Wayne A. Stork
                                            --------------------
                                               Wayne A. Stork
                                    President, Chairman of the Board,
                                  Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                                       Title                                    Date
---------------------------------      ------------------------------------------             ---------------
                                       President, Chairman of the Board,
/s/Wayne A. Stork                      Chief Executive Officer and Director                    April 28, 1997
---------------------------------
Wayne A. Stork

                                       Executive Vice President/Chief Operating
                                       Officer/Chief Financial Officer (Principal
                                       Financial Officer and Principal Accounting
/s/David K. Downes                     Officer)                                                April 28, 1997
----------------------------------
David K. Downes

/s/Walter P. Babich              *     Director                                                April 28, 1997
----------------------------------
Walter P. Babich

/s/Anthony D. Knerr              *     Director                                                April 28, 1997
----------------------------------
Anthony D. Knerr

/s/Ann R. Leven                  *     Director                                                April 28, 1997
----------------------------------
Ann R. Leven

/s/Charles E. Peck               *     Director                                                April 28, 1997
----------------------------------
Charles E. Peck

/s/W. Thacher Longstreth         *     Director                                                April 28, 1997
----------------------------------
W. Thacher Longstreth

                                         *By /s/Wayne A. Stork
                                             -------------------
                                             Wayne A. Stork
                                         as Attorney-in-Fact for
                                      each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                                       INDEX TO EXHIBITS



Exhibit No.                  Exhibit
-----------                  -------
EX-99.B8AI                   Executed Amendment to Custodian Agreement (November 29, 1996) between The
                             Chase Manhattan Bank and the Registrant on behalf of Retirement Income Fund

EX-99.B9BI                   Executed Amendment No. 4 (February 24, 1997) to Delaware Group of Funds
                             Fund Accounting Agreement

EX-99.B11                    Consent of Auditors

EX-99.B16B                   Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-27                        Financial Data Schedules

EX-99.B18AI                  Amended Appendix A (February 24, 1997) to Plan under Rule 18f-3
